Sizzle Acquisition (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Sizzle Acquisition [Line Items]
Listing expense	$ 63,410,794
Shares issued	80,994,098	100
Net liability	$ 10,473,822
Fair value adjustment of warrants	$ 67,797,276
CRML to Sizzle Founding Shareholders [Member] | Sizzle Common Share Price [Member]
Sizzle Acquisition [Line Items]
Shares issued	4,221,600
Common share price per share	$ 10.2
CRML to Sizzle Existing Shareholders [Member] | Sizzle Common Share Price [Member]
Sizzle Acquisition [Line Items]
Shares issued	91,999
Common share price per share	$ 10.2
CRML Acquired by Empery [Member] | Sizzle Common Share Price [Member]
Sizzle Acquisition [Line Items]
Shares issued	799,600
Common share price per share	$ 11.03